Submission	Jun. 04, 2025
Submission [Line Items]
Central Index Key	0000794170
Registrant Name	Toll Brothers, Inc.
Registration File Number	333-277928
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES